Condensed Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)		Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Common Stock [Member]		Additional Paid In Capital Series A Preferred [Member]	Additional Paid In Capital Series B Preferred [Member]	Additional Paid In Capital Common [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Total
Balance preferred stock, shares at Dec. 31, 2019		1,562,500	10,000
Balance common stock, shares at Dec. 31, 2019	[1]			4,880,115
Balance, value at Dec. 31, 2019		$ 156	$ 10	$ 4,880		$ 124,844	$ 7,156,204	$ 2,263,958	$ (20,098)	$ (10,316,875)	$ (786,921)
Partial Conversion of 8% Senior Secured Convertible Promissory Notes (Unaudited), shares		0	0	215,285	[1]
Partial Conversion of 8% Senior Secured Convertible Promissory Notes (Unaudited), value		$ 0	$ 0	$ 215		0	0	166,509	0	0	166,724
Puts of Common Stock Under the Equity Purchase Agreement, net of issuance costs, shares		0	0	36,667	[1]
Puts of Common Stock Under the Equity Purchase Agreement, net of issuance costs, value		$ 0	$ 0	$ 37		0	0	41,844	0	0	41,881
Foreign Currency Translation Gain (Loss) (unaudited)		0	0	0		0	0	0	138,665	0	138,665
Net loss		$ 0	$ 0	$ 0		0	0	0	0	(466,130)	(466,130)
Balance preferred stock , shares at Mar. 31, 2020		1,562,500	10,000
Balance common stock, shares at Mar. 31, 2020	[1]			5,132,067
Balance, value at Mar. 31, 2020		$ 156	$ 10	$ 5,132		124,844	7,156,204	2,472,311	118,567	(10,783,005)	(905,781)
Balance preferred stock, shares at Dec. 31, 2019		1,562,500	10,000
Balance common stock, shares at Dec. 31, 2019	[1]			4,880,115
Balance, value at Dec. 31, 2019		$ 156	$ 10	$ 4,880		124,844	7,156,204	2,263,958	(20,098)	(10,316,875)	(786,921)
Net loss											(806,837)
Balance preferred stock , shares at Jun. 30, 2020		1,562,500	10,000
Balance common stock, shares at Jun. 30, 2020	[1]			5,379,139
Balance, value at Jun. 30, 2020		$ 156	$ 10	$ 5,379		124,844	7,156,204	2,645,196	54,782	(11,123,712)	(1,137,141)
Balance preferred stock, shares at Dec. 31, 2019		1,562,500	10,000
Balance common stock, shares at Dec. 31, 2019	[1]			4,880,115
Balance, value at Dec. 31, 2019		$ 156	$ 10	$ 4,880		124,844	7,156,204	2,263,958	(20,098)	(10,316,875)	$ (786,921)
Balance preferred stock , shares at Dec. 31, 2020		1,562,500	10,000
Balance common stock, shares at Dec. 31, 2020				5,724,312	[1]						5,724,312
Balance, value at Dec. 31, 2020		$ 156	$ 10	$ 5,724		124,844	7,156,204	2,899,026	(75,419)	(11,502,721)	$ (1,392,176)
Balance preferred stock, shares at Mar. 31, 2020		1,562,500	10,000
Balance common stock, shares at Mar. 31, 2020	[1]			5,132,067
Balance, value at Mar. 31, 2020		$ 156	$ 10	$ 5,132		124,844	7,156,204	2,472,311	118,567	(10,783,005)	(905,781)
Partial Conversion of 8% Senior Secured Convertible Promissory Notes (Unaudited), shares		0	0	163,739	[1]
Partial Conversion of 8% Senior Secured Convertible Promissory Notes (Unaudited), value		$ 0	$ 0	$ 164		0	0	106,773	0	0	106,937
Puts of Common Stock Under the Equity Purchase Agreement, net of issuance costs, shares		0	0	83,333	[1]
Puts of Common Stock Under the Equity Purchase Agreement, net of issuance costs, value		$ 0	$ 0	$ 83				66,112			66,195
Foreign Currency Translation Gain (Loss) (unaudited)		0	0	$ 0		0	0	0	(63,785)		(63,785)
Net loss		$ 0	$ 0			0	0	0		(340,707)	(340,707)
Balance preferred stock , shares at Jun. 30, 2020		1,562,500	10,000
Balance common stock, shares at Jun. 30, 2020	[1]			5,379,139
Balance, value at Jun. 30, 2020		$ 156	$ 10	$ 5,379		124,844	7,156,204	2,645,196	54,782	(11,123,712)	$ (1,137,141)
Balance preferred stock, shares at Dec. 31, 2020		1,562,500	10,000
Balance common stock, shares at Dec. 31, 2020				5,724,312	[1]						5,724,312
Balance, value at Dec. 31, 2020		$ 156	$ 10	$ 5,724		124,844	7,156,204	2,899,026	(75,419)	(11,502,721)	$ (1,392,176)
Issuance of Common Stock for Services (Unaudited)		$ 0	$ 0	$ 15		0	0	43,681	0	0	43,696
Issuance of Common Stock for Services (Unaudited), shares		0	0	14,493	[1]
Partial Conversion of 8% Senior Secured Convertible Promissory Notes (Unaudited), shares		0	0	1,745,342	[1]
Partial Conversion of 8% Senior Secured Convertible Promissory Notes (Unaudited), value		$ 0	$ 0	$ 1,745		0	0	1,003,982	0	0	1,005,727
Fair Value of Warrants Issued with 8% Senior Secured Convertible Promissory Note-2nd Tranche (unaudited)		$ 0	$ 0	$ 0		0	0	369,671	0	0	369,671
Partial Conversion of the Series B Convertible Preferred Stock, shares		0	(9,500)	844,233	[1]
Partial Conversion of the Series B Convertible Preferred Stock, value		$ 0	$ (9)	$ 844		0	(6,798,394)	6,797,559	0	0	0
Fair Value of Beneficial Conversion Feature of the 8% Senior Secured Convertible Promissory Note, Issued March 5, 2021 (Unaudited)		$ 0	$ 0	$ 0		0	0	780,128	0	0	780,128
Puts of Common Stock Under the Equity Purchase Agreement, net of issuance costs, shares		0	0	120,000	[1]
Puts of Common Stock Under the Equity Purchase Agreement, net of issuance costs, value		$ 0	$ 0	$ 120		0	0	314,296	0	0	314,416
Foreign Currency Translation Gain (Loss) (unaudited)		0	0	0		0		0	(32,895)	0	(32,895)
Net loss		$ 0	$ 0	$ 0		0	0	0	0	(1,047,165)	(1,047,165)
Balance preferred stock , shares at Mar. 31, 2021		1,562,500	500
Balance common stock, shares at Mar. 31, 2021	[1]			8,448,380
Balance, value at Mar. 31, 2021		$ 156	$ 1	$ 8,448		124,844	357,810	12,208,343	(108,314)	(12,549,886)	$ 41,402
Balance preferred stock, shares at Dec. 31, 2020		1,562,500	10,000
Balance common stock, shares at Dec. 31, 2020				5,724,312	[1]						5,724,312
Balance, value at Dec. 31, 2020		$ 156	$ 10	$ 5,724		124,844	7,156,204	2,899,026	(75,419)	(11,502,721)	$ (1,392,176)
Issuance of Common Stock for the Acquisition of Horizon Aircraft, Inc. (Unaudited)									0
Issuance of Common Stock for Services (Unaudited)									0
Deposit for Common Stock (Unaudited)									0
Foreign Currency Translation Gain (Loss) (unaudited)									(16,281)
Net loss									0		$ (16,464,681)
Balance preferred stock , shares at Jun. 30, 2021		1,562,500	500
Balance common stock, shares at Jun. 30, 2021				13,458,380							13,458,380
Balance, value at Jun. 30, 2021		$ 156	$ 1	$ 13,458		124,844	357,810	28,513,636	(124,595)	(27,967,402)	$ 917,908
Balance preferred stock, shares at Mar. 31, 2021		1,562,500	500
Balance common stock, shares at Mar. 31, 2021	[1]			8,448,380
Balance, value at Mar. 31, 2021		$ 156	$ 1	$ 8,448		124,844	357,810	12,208,343	(108,314)	(12,549,886)	41,402
Issuance of Common Stock for the Acquisition of Horizon Aircraft, Inc. (Unaudited)		$ 0	$ 0	$ 5,000		0	0	16,222,753		0	16,227,753
Issuance of Common Stock for the Acquisition of Horizon Aircraft, Inc. (Unaudited) ,shares		0	0	5,000,000
Issuance of Common Stock for Services (Unaudited)		$ 0	$ 0	$ 10		0	0	26,290		0	26,300
Issuance of Common Stock for Services (Unaudited), shares		0	0	10,000
Deposit for Common Stock (Unaudited)		$ 0	$ 0	$ 0		0	0	56,250		0	56,250
Foreign Currency Translation Gain (Loss) (unaudited)		0	0	0		0	0	0		0	(16,281)
Net loss		$ 0	$ 0	$ 0		0	0	0		(15,417,516)	$ (15,417,516)
Balance preferred stock , shares at Jun. 30, 2021		1,562,500	500
Balance common stock, shares at Jun. 30, 2021				13,458,380							13,458,380
Balance, value at Jun. 30, 2021		$ 156	$ 1	$ 13,458		$ 124,844	$ 357,810	$ 28,513,636	$ (124,595)	$ (27,967,402)	$ 917,908

[1]	Shares have been restated for a 1 for 15 reverse stock split and adjusted for fractional shares